THE ADVISORS' INNER CIRCLE FUND




     INVESTMENT ADVISER:                                 SEMI-ANNUAL REPORT
     PROSPECT ASSET MANAGEMENT, INC.                         APRIL 30, 2002



                             ----------------------
                             J    A     P    A    N
                             Smaller Companies Fund







              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

 TABLE OF CONTENTS
 -----------------


                                                                         Page

 Schedule of Investments ............................................      1

 Statement of Assets and Liabilities ................................      2

 Statement of Operations ............................................      3

 Statement of Changes in Net Assets .................................      4

 Financial Highlights ...............................................      5

 Notes to Financial Statements ......................................      6

SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)


                                         Market
JAPAN SMALLER                             Value
COMPANIES FUND                  Shares    (000)
-------------------------------------------------

% of Investments

[PIE CHART OMITTED]

Foreign Common Stock 100%


FOREIGN COMMON STOCK (86.6%)
JAPAN (86.6%)
   BUILDING & CONSTRUCTION (3.6%)
   Nichiha                      1,800    $ 15
                                         ----
   COMPUTERS & SERVICES (7.9%)
   Computer Engineering &
     Consulting                 1,000      11
   Cresco                       1,000       9
   Jastec                         500      13
                                         ----
                                           33
                                         ----
   FINANCIAL SERVICES (15.3%)
   Diamond Lease                2,000      28
   Inter                        1,800      12
   Nissin                       1,600      13
   Nissin (A)*                  1,500      11
                                         ----
                                           64
                                         ----
   PROFESSIONAL SERVICES (0.7%)
   Wilson Learning Worldwide      400       3
                                         ----
   REAL ESTATE (13.2%)
   Fuso Lexel                   3,000      14
   Joint                        1,350      19
   Touei Housing                2,100      22
                                         ----
                                           55
                                         ----


                                         Market
                                          Value
                                Shares    (000)
-------------------------------------------------

   REAL ESTATE INVESTMENT TRUSTS (1.9%)
   Japan Real Estate Investment     2    $  8
                                         ----
   RETAIL (38.7%)
   Arc Land Sakamoto            1,800      21
   Belluna                        550      18
   Colowide                     1,500       9
   Japan                        1,500      15
   Joyfull                      2,000      23
   K's Denki                    1,600      16
   Nishimatsuya Chain             900      28
   Nitori                       1,200      32
                                         ----
                                          162
                                         ----
   WHOLESALE (5.3%)
   Fuji Electronics               800       6
   IMI                            800       9
   Sugimoto                       500       2
   Vitec                          600       5
                                         ----
                                           22
                                         ----
TOTAL FOREIGN COMMON STOCK
   (Cost $387)                            362
                                         ----
TOTAL INVESTMENTS (86.6%)
   (Cost $387)                            362
                                         ----
OTHER ASSETS & LIABILITIES (13.4%)         56
                                         ----
TOTAL NET ASSETS (100.0%)                $418
                                         ====

* NON-INCOME PRODUCING SECURITY.
(A) SECURITY PURCHASED ON A WHEN-ISSUED BASIS.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
April 30, 2002 (Unaudited)


                                                                   JAPAN SMALLER
                                                                      COMPANIES
                                                                        FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at Value (Cost $387) ................................      $362
  Cash ............................................................        58
  Receivable from Investment Adviser ..............................        20
  Accrued Income...................................................         2
--------------------------------------------------------------------------------
  Total Assets.....................................................       442
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for Investment Securities Purchased .....................        11
  Accrued Expenses ................................................        13
--------------------------------------------------------------------------------
  Total Liabilities................................................        24
--------------------------------------------------------------------------------
  Total Net Assets.................................................      $418
--------------------------------------------------------------------------------
NET ASSETS:
  Portfolio shares (unlimited authorization -- no par value)
  based on 47,958 outstanding shares of beneficial interest .......       457
  Distributions in excess of net investment income ................       (24)
  Accumulated net realized gain on investments.....................        10
  Net unrealized depreciation on investments.......................       (25)
--------------------------------------------------------------------------------
  Total Net Assets -- 100.0%.......................................      $418
--------------------------------------------------------------------------------
  Net Asset Value, Offering and Redemption Price Per Share ........     $8.71
================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six month period ended April 30, 2002 (Unaudited)


                                                                  JAPAN SMALLER
                                                                     COMPANIES
                                                                       FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend Income...................................................    $   4
  Interest Income...................................................        1
  Foreign Taxes Withheld............................................       (1)
--------------------------------------------------------------------------------
  Total Investment Income...........................................        4
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees .........................................        2
  Administrative Fees ..............................................       62
  Professional Fees ................................................       27
  Transfer Agent Fees ..............................................       13
  Printing Fees ....................................................       12
  Registration and Filing Fees .....................................        2
  Trustee Fees .....................................................        3
  Custodian Fees ...................................................        1
--------------------------------------------------------------------------------
  Total Expenses....................................................      122
--------------------------------------------------------------------------------
  Less: Investment Advisory Fees Waived.............................       (2)
Reimbursement of Investment Advisory Fees...........................     (116)
--------------------------------------------------------------------------------
  Net Expenses......................................................        4
--------------------------------------------------------------------------------
  Net Investment Income  ...........................................       --
--------------------------------------------------------------------------------
  Net Realized Gain from Securities Sold ...........................        7
  Net Realized Loss from Forward Foreign Currency Contracts
     and Foreign Currency Transactions..............................       (1)
  Net Change in Unrealized Depreciation on Investment Securities ...      (20)
--------------------------------------------------------------------------------
  Net Realized and Unrealized Loss on Investments ..................      (14)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations .............    $ (14)
================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended April 30, 2002 (unaudited) and the period ended October 31, 2001

                                                             JAPAN SMALLER
                                                               COMPANIES
                                                                  FUND
                                                       ------------------------
                                                         11/1/01   06/27/01 (1)
                                                       TO 4/30/02   TO 10/31/01
--------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Loss .............................         $--          $ (1)
  Net Realized Gain from Securities Sold ..........           7             3
  Net Realized Loss from Forward Foreign
    Currency Contracts and Foreign Currency
    Transactions ..................................          (1)           (1)
  Net Change in Unrealized Depreciation on
    Investment Securities .........................         (20)           (5)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting
    from Operations................................         (14)           (4)
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income ...........................         (21)           --
--------------------------------------------------------------------------------
  Total Distributions..............................         (21)           --
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Issued .....................          52           384
  Reinvestment of Cash Distributions ..............          21            --
  Cost of Shares Redeemed .........................          --            --
--------------------------------------------------------------------------------
  Increase in Net Assets Derived from Capital
    Share Transactions ............................          73           384
--------------------------------------------------------------------------------
  Total Increase in Net Assets ....................          38           380
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period .............................         380            --
--------------------------------------------------------------------------------
  End of Period ...................................        $418          $380
================================================================================
SHARES ISSUED AND REDEEMED:
  Shares Issued ...................................           5            40
  Shares Issued in Lieu of Cash Distributions .....           3            --
  Shares Redeemed .................................          --            --
--------------------------------------------------------------------------------
  Net Increase in Share Transactions...............           8            40
================================================================================
(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001. Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period
For the periods ended April 30, 2002 (unaudited) and October 31, 2001



                                                            JAPAN SMALLER
                                                              COMPANIES
                                                                 FUND
                                                      -------------------------
                                                         11/1/01   06/27/01 (1)
                                                       TO 4/30/02*  TO 10/31/01
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ................    $ 9.55        $10.00
                                                         ------        ------
Income from Investment Operations
   Net Investment Loss ..............................     (0.02)        (0.02)
   Net Realized and Unrealized Losses
     on Securities . ................................     (0.34)        (0.43)
                                                         ------        ------
   Total from Investment Operations .................     (0.36)        (0.45)
                                                         ------        ------
Distributions:
   Net Investment Income ............................     (0.48)           --
                                                         ------        ------
   Total Distributions ..............................     (0.48)           --
                                                         ------        ------
Net Asset Value, End of Period ......................    $ 8.71        $ 9.55
                                                         ======        ======
Total Return+ .......................................     (3.43)%       (4.50)%
                                                         ======        ======
Net Assets, End of Period (000) .....................    $  418        $  380

Ratio of Expenses to Average Net Assets .............      2.00%         2.00%
Ratio of Net Investment Loss to Average Net Assets ..     (0.37)%       (0.75)%
Ratio of Expenses to Average Net Assets
    (Excluding Waivers and Reimbursements) ..........     64.51%       113.09%
Ratio of Net Investment Loss to Average Net Assets
    (Excluding Waivers and Reimbursements) ..........    (62.88)%     (111.84)%
Portfolio Turnover Rate .............................      9.53%        31.56%

+   Returns are for the period indicated and have not been annualized.
* For the six-month period ended April 30, 2002. All ratios for the period have been annualized. For comparative purposes per share amounts are based on average shares outstanding.
(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001. All ratios for the period have been annualized.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
April 30, 2002


1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen portfolios. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Securities listed or traded on a national securities exchange are valued at the last reported sale price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available, of which there were none as of April 30, 2002, or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:
       (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
       (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)
April 30, 2002

     is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provision of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.


3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services related to the Fund under this agreement.


5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001 under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the Fund. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual

NOTES TO FINANCIAL STATEMENTS (concluded) (Unaudited)
April 30, 2002


rate of not more than 2.00% of the average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2002 are as follows:

                                      JAPAN SMALLER
                                     COMPANIES FUND
                                          (000)
                                     --------------
Purchases
   Government ......................      $--
   Other ...........................       96
Sales
   Government ......................       --
   Other ...........................       32

At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2002, are as follows:

                                      JAPAN SMALLER
                                        COMPANIES
                                          FUND
                                          (000)
                                     --------------
Aggregate gross
   unrealized
   appreciation ....................     $ 34
Aggregate gross
   unrealized
   depreciation ....................      (59)
                                         ----
Net unrealized
   depreciation ....................     $(25)
                                         ====


7.  CONCENTRATION OF CREDIT RISK:

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                      NOTES

    INVESTMENT ADVISER:
    Prospect Asset Management, Inc.
    6700 Kalanianaole Highway, Suite 122
    Honolulu, HI 96825

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    ADMINISTRATOR:
    SEI Investments Mutual Funds Services

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP









TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
   BY TELEPHONE: Call 1-800-335-2110
   BY MAIL: Write to us
                        The Japan Smaller Companies Fund
                      c/o SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456